Financing Arrangements - Additional Information (Detail) - USD ($)	1 Months Ended					12 Months Ended
	Apr. 30, 2018	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2014	Dec. 31, 2011	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2019	Mar. 31, 2018	Mar. 31, 2017
Line of Credit Facility [Line Items]
Payments under financing arrangements						$ 120,000,000	$ 400,000,000
Outstanding letters of credit and bank guarantees								$ 91,291,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility					$ 500,000,000
Revolving credit facility, maturity term					5 years
Revolving credit facility, maturity period		2022-12		2019-12
Borrowings under the revolving credit facility									$ 120,000,000	$ 200,000,000
Payments under financing arrangements	$ 120,000,000		$ 200,000,000
Outstanding borrowings								$ 0